Share Capital, Reserves and Retained Earnings - Disclosure of Disaggregation of Changes of OCI (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Share Capital Reserves and Other Equity Interest [line items]
Exchange difference on translation of foreign operations	€ (1,064)	€ (2,003)	€ 524
Share of OCI of equity-method investees	686	(1,257)	(784)
Actuarial losses on employees' leaving entitlement	68	(185)	2,309
Total	(310)	(3,445)	2,049
Translation reserve [member]
Disclosure of Share Capital Reserves and Other Equity Interest [line items]
Exchange difference on translation of foreign operations	(1,064)	(2,003)	524
Share of OCI of equity-method investees	686	(1,257)	(784)
Total	(378)	(3,260)	(260)
Remeasurement of defined benefit obligation [member]
Disclosure of Share Capital Reserves and Other Equity Interest [line items]
Actuarial losses on employees' leaving entitlement	68	(185)	2,309
Total	€ 68	€ (185)	€ 2,309